SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 100,527	$ 109,476
MOROCCO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	79,125	88,479
BURKINA FASO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	8,793	9,449
MALI
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	6,732	7,320
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	5,391	4,124
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 486	$ 104